Retirement Plans (Details 6) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of fair values of pension plan
Total fair value of plan assets	$ 278,991	$ 260,106
Equity securities - U.S. holdings [Member]
Summary of fair values of pension plan
Total fair value of plan assets	143,215	134,054
Equity securities - Non-U.S. holdings [Member]
Summary of fair values of pension plan
Total fair value of plan assets	29,153	28,166
Corporate Bonds [Member]
Summary of fair values of pension plan
Total fair value of plan assets	51,009	57,569
Cash and cash equivalents [Member]
Summary of fair values of pension plan
Total fair value of plan assets	10,827	11,806
International hedge fund [Member]
Summary of fair values of pension plan
Total fair value of plan assets	10,395
Debt securities issued by U.S., state and local governments [Member]
Summary of fair values of pension plan
Total fair value of plan assets	10,117	17,351
Long-biased hedge fund [Member]
Summary of fair values of pension plan
Total fair value of plan assets	9,937	0
Partnerships [Member]
Summary of fair values of pension plan
Total fair value of plan assets	6,330	3,586
Mortgage-backed securities [Member]
Summary of fair values of pension plan
Total fair value of plan assets	6,139	6,036
Fixed annuities [Member]
Summary of fair values of pension plan
Total fair value of plan assets	1,681	1,538
Other asset-backed securities [Member]
Summary of fair values of pension plan
Total fair value of plan assets	$ 188